NET GAIN ON SECURITIES (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Net gain on securities [abstract]
Net gain (loss) on financial assets at fair value through profit or loss	S/ 212,907	S/ 370,049	S/ (114,892)
Net gain in associates	135,183	117,089	104,461
Net gain (loss) on investments at fair value through other comprehensive income	43,101	(61,255)	75,273
Impairment of investments at fair value through other comprehensive income, Note 6(b)	(27,947)	(4,321)	(58,260)
Others	(949)	3,582	(1,114)
Total	S/ 362,295	S/ 425,144	S/ 5,468